Semiannual Report

October 31, 2002

(LOGO)
SENECA
[GRAPHIC OMITTED]

Phoenix-Seneca Growth Fund

Phoenix-Seneca Strategic Theme Fund

(LOGO)
PHOENIX
INVESTMENT PARTNERS, LTD.
A MEMBER OF THE PHOENIX COMPANIES, INC.
[GRAPHIC OMITTED]

MESSAGE FROM THE PRESIDENT

DEAR SHAREHOLDER:

      As a firm, Phoenix Investment Partners has always encouraged investors to use a variety of styles and strategies to mitigate the pain associated with the type of volatile market that we have experienced over the last 12 months and more. A diversified portfolio can help to offer protection by spreading investment risk across a broad spectrum of investment styles and asset classes. Less overlap or redundancy in a portfolio should translate into lower volatility and greater opportunity to participate in whatever style or asset class is currently in favor. Of course, diversification itself does not guarantee against a loss, and there can be no guarantee that a diversified portfolio will outperform a non-diversified portfolio.

      We recognize that it is important for investors to succeed in reaching their personal financial goals within the context of their risk tolerance and investment horizon. Your financial advisor can show you the benefits of asset allocation to help you shape an investment plan to meet your needs. Investors' biggest challenge is adopting an investing discipline and committing to it. As always, your financial advisor can provide the insight and wisdom to help keep you on track to meet your financial goals. To learn more about the markets and investing, ask your financial advisor to share Phoenix's exclusive "Investing Perspectives" presentation.

      If you have any questions about your account, please contact your financial advisor or a Phoenix Mutual Fund Services representative at 1-800-243-1574. To obtain current mutual fund prices and performance information, go to PhoenixInvestments.com and select INDIVIDUAL INVESTORS to enter the "Investor Center." And, while you're there, take advantage of our new Investor Resources, including educational, tax and retirement topics.


Sincerely,

/s/  PHILIP R. McLOUGHLIN

Philip R. McLoughlin
President, Phoenix Funds


OCTOBER 31, 2002

--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Phoenix-Seneca Growth Fund ..................................................  3
Phoenix-Seneca Strategic Theme Fund .........................................  9
Notes to Financial Statements ............................................... 15

PHOENIX-SENECA GROWTH FUND

                         INVESTMENTS AT OCTOBER 31, 2002
                                   (UNAUDITED)

                                                    SHARES           VALUE
                                                    -------      ------------
COMMON STOCKS--97.7%

AIR FREIGHT & COURIERS--2.5%
United Parcel Service, Inc. Class B ............     74,620      $  4,477,946

APPLICATION SOFTWARE--1.0%
Intuit, Inc.(b) ................................     34,810         1,807,335

BANKS--2.7%
Bank of America Corp. ..........................     70,050         4,889,490

BIOTECHNOLOGY--2.4%
Amgen, Inc.(b) .................................     92,010         4,283,986

BROADCASTING & CABLE TV--3.7%
Clear Channel Communications, Inc.(b) ..........    179,630         6,655,291

BUILDING PRODUCTS--3.2%
Masco Corp. ....................................    282,080         5,799,565

COMPUTER HARDWARE--5.3%
Dell Computer Corp.(b) .........................    197,560         5,652,192
International Business Machines Corp. ..........     49,630         3,917,792
                                                                 ------------
                                                                    9,569,984
                                                                 ------------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--1.9%
Deere & Co. ....................................     76,240         3,536,774

DEPARTMENT STORES--2.5%
Kohl's Corp.(b) ................................     76,580         4,476,101

DIVERSIFIED FINANCIAL SERVICES--8.9%
American Express Co. ...........................    158,420         5,761,736
Citigroup, Inc. ................................    147,813         5,461,690
Goldman Sachs Group, Inc. (The) ................     69,720         4,991,952
                                                                 ------------
                                                                   16,215,378
                                                                 ------------
GENERAL MERCHANDISE STORES--3.8%
Wal-Mart Stores, Inc. ..........................    129,000         6,907,950

HEALTH CARE EQUIPMENT--3.5%
Medtronic, Inc. ................................    143,920         6,447,616

HEALTH CARE FACILITIES--3.3%
HCA, Inc. ......................................    136,150         5,921,164

HOME IMPROVEMENT RETAIL--3.5%
Home Depot, Inc. (The) .........................    218,280         6,303,926

HOUSEHOLD PRODUCTS--3.0%
Procter & Gamble Co. (The) .....................     62,460         5,524,587


                                                    SHARES           VALUE
                                                    -------      ------------
INDUSTRIAL CONGLOMERATES--5.9%
3M Co. .........................................     37,010      $  4,698,049
General Electric Co. ...........................    237,000         5,984,250
                                                                 ------------
                                                                   10,682,299
                                                                 ------------
INDUSTRIAL GASES--3.2%
Air Products and Chemicals, Inc. ...............    132,790         5,869,318

INDUSTRIAL MACHINERY--3.0%
Danaher Corp. ..................................     92,710         5,363,274

INTEGRATED OIL & GAS--2.4%
ChevronTexaco Corp. ............................     64,400         4,355,372

MANAGED HEALTH CARE--2.6%
WellPoint Health Networks, Inc.(b) .............     62,240         4,681,070

MOVIES & ENTERTAINMENT--2.6%
Walt Disney Co. (The) ..........................    280,260         4,680,342

PACKAGED FOODS & MEATS--1.3%
Kellogg Co. ....................................     71,960         2,292,646

PHARMACEUTICALS--7.6%
Forest Laboratories, Inc.(b) ...................     66,520         6,518,295
Pfizer, Inc. ...................................    229,750         7,299,157
                                                                 ------------
                                                                   13,817,452
                                                                 ------------
SEMICONDUCTORS--6.8%
Intel Corp. ....................................    261,140         4,517,722
Texas Instruments, Inc. ........................    251,650         3,991,169
Xilinx, Inc.(b) ................................    204,180         3,877,378
                                                                 ------------
                                                                   12,386,269
                                                                 ------------
SOFT DRINKS--3.3%
PepsiCo, Inc. ..................................    138,070         6,088,887

SYSTEMS SOFTWARE--4.4%
Microsoft Corp.(b) .............................    151,200         8,084,664

TELECOMMUNICATIONS EQUIPMENT--3.4%
QUALCOMM, Inc.(b) ..............................    179,610         6,200,137
-----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $195,893,166)                                    177,318,823
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.7%
(IDENTIFIED COST $195,893,166)                                    177,318,823
-----------------------------------------------------------------------------

                        See Notes to Financial Statements

Phoenix-Seneca Growth Fund

                                         STANDARD     PAR
                                         & POOR'S    VALUE
                                          RATING     (000)           VALUE
                                         --------    ------      ------------
SHORT-TERM OBLIGATIONS--3.2%

COMMERCIAL PAPER--2.7%
Preferred Receivable Funding Corp.
1.77%, 11/1/02 ........................      A-1     $1,195      $  1,195,000

Park Avenue Receivables Corp. 1.80%,
11/4/02 ...............................      A-1        275           274,958

Preferred Receivable Funding Corp.
1.85%, 11/4/02 ........................      A-1      1,610         1,609,752

Preferred Receivable Funding Corp.
1.75%, 11/13/02 .......................      A-1        890           889,481

CIT Group, Inc. 1.78%, 12/5/02 ........      A-1      1,000           998,246
                                                                 ------------
                                                                    4,967,437
                                                                 ------------
FEDERAL AGENCY SECURITIES--0.5%
Fannie Mae Discount Note 2.28%, 2/7/03       AAA        885           879,451
-----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $5,847,017)                                        5,846,888
-----------------------------------------------------------------------------
TOTAL INVESTMENTS--100.9%
(IDENTIFIED COST $201,740,183)                                    183,165,711(a)

Other assets and liabilities, net--(0.9)%                          (1,583,980)
                                                                 ------------
NET ASSETS--100.0%                                               $181,581,731
                                                                 ============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $8,793,985 and gross depreciation of $28,056,150 for federal income tax purposes. At October 31, 2002, the aggregate cost of securities for federal income tax purposes was $202,427,876.
(b) Non-income producing.

                        See Notes to Financial Statements

Phoenix-Seneca Growth Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2002
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $201,740,183)                                 $183,165,711
Cash                                                                     1,305
Receivables
   Investment securities sold                                        2,010,704
   Fund shares sold                                                    153,178
   Dividends                                                           148,703
Prepaid expenses                                                         3,714
                                                                  ------------
     Total assets                                                  185,483,315
                                                                  ------------
LIABILITIES
Payables
   Investment securities purchased                                   3,370,543
   Fund shares repurchased                                             238,272
   Investment advisory fee                                             107,718
   Transfer agent fee                                                   69,028
   Distribution fee                                                     50,242
   Financial agent fee                                                  15,861
   Trustees' fee                                                         5,436
   Payable to adviser                                                    1,358
Accrued expenses                                                        43,126
                                                                  ------------
     Total liabilities                                               3,901,584
                                                                  ------------
NET ASSETS                                                        $181,581,731
                                                                  ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $290,683,883
Accumulated net investment loss                                       (425,059)
Accumulated net realized loss                                      (90,102,621)
Net unrealized depreciation                                        (18,574,472)
                                                                  ------------
NET ASSETS                                                        $181,581,731
                                                                  ============
CLASS X
Shares of beneficial interest outstanding, no par value,
   unlimited authorization
   (Net Assets $18,395,973)                                          1,886,913
Net asset value and offering price per share                             $9.75

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization
   (Net Assets $134,359,016)                                        14,269,277
Net asset value per share                                                $9.42
Offering price per share $9.42/(1-5.75%)                                 $9.99

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization
   (Net Assets $13,829,954)                                          1,543,478
Net asset value and offering price per share                             $8.96

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization
   (Net Assets $14,996,788)                                          1,678,188
Net asset value and offering price per share                             $8.94


                             STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED OCTOBER 31, 2002
                                   (UNAUDITED)

INVESTMENT INCOME
Dividends                                                          $    954,968
Interest                                                                 87,458
Foreign taxes withheld                                                  (14,461)
                                                                   ------------
     Total investment income                                          1,027,965
                                                                   ------------
EXPENSES
Investment advisory fee                                                 698,367
Distribution fee, Class A                                               187,227
Distribution fee, Class B                                                76,271
Distribution fee, Class C                                                65,812
Financial agent fee                                                     102,890
Transfer agent                                                          222,810
Registration                                                             32,395
Printing                                                                 20,050
Professional                                                             15,271
Trustees                                                                 13,858
Custodian                                                                 9,489
Miscellaneous                                                             8,584
                                                                   ------------
     Total expenses                                                   1,453,024
                                                                   ------------
NET INVESTMENT LOSS                                                    (425,059)
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                     (29,211,505)
Net change in unrealized appreciation (depreciation) on
   investments                                                      (19,329,065)
                                                                   ------------
NET LOSS ON INVESTMENTS                                             (48,540,570)
                                                                   ------------
NET DECREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                                      $(48,965,629)
                                                                   ============

                        See Notes to Financial Statements

Phoenix-Seneca Growth Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                              Six Months
                                                                                                Ended
                                                                                              10/31/02            Year Ended
                                                                                             (Unaudited)            4/30/02
                                                                                             ------------         ------------
FROM OPERATIONS
   Net investment income (loss)                                                              $   (425,059)        $   (699,580)
   Net realized gain (loss)                                                                   (29,211,505)         (36,255,335)
   Net change in unrealized appreciation (depreciation)                                       (19,329,065)          (7,215,902)
                                                                                             ------------         ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                (48,965,629)         (44,170,817)
                                                                                             ------------         ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net realized short-term gains, Class X                                                              --              (97,761)
   Net realized short-term gains, Class A                                                              --             (801,168)
   Net realized short-term gains, Class B                                                              --              (68,863)
   Net realized short-term gains, Class C                                                              --              (51,770)
                                                                                             ------------         ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                           --           (1,019,562)
                                                                                             ------------         ------------
FROM SHARE TRANSACTIONS
CLASS X
   Proceeds from sales of shares (1,295,859 and 106,842 shares, respectively)                  12,744,525            1,432,440
   Net asset value of shares issued from reinvestment of distributions
     (0 and 7,265 shares, respectively)                                                                --               95,684
   Cost of shares repurchased (1,180,327 and 312,063 shares, respectively)                    (11,391,764)          (4,147,302)
                                                                                             ------------         ------------
Total                                                                                           1,352,761           (2,619,178)
                                                                                             ------------         ------------
CLASS A
   Proceeds from sales of shares (947,273 and 2,336,298 shares, respectively)                   9,929,601           30,013,149
   Net asset value of shares issued from reinvestment of distributions
     (0 and 51,420 shares, respectively)                                                               --              655,637
   Cost of shares repurchased (1,598,164 and 2,644,075 shares, respectively)                  (15,972,125)         (33,658,415)
                                                                                             ------------         ------------
Total                                                                                          (6,042,524)          (2,989,629)
                                                                                             ------------         ------------
CLASS B
   Proceeds from sales of shares (263,598 and 603,522 shares, respectively)                     2,643,468            7,418,992
   Net asset value of shares issued from reinvestment of distributions
     (0 and 5,175 shares, respectively)                                                                --               63,181
   Cost of shares repurchased (250,989 and 280,567 shares, respectively)                       (2,350,062)          (3,425,049)
                                                                                             ------------         ------------
Total                                                                                             293,406            4,057,124
                                                                                             ------------         ------------
CLASS C
   Proceeds from sales of shares (752,023 and 608,887 shares, respectively)                     7,304,734            7,395,660
   Net asset value of shares issued from reinvestment of distributions
     (0 and 3,998 shares, respectively)                                                                --               48,695
   Cost of shares repurchased (288,054 and 325,048 shares, respectively)                       (2,823,031)          (3,939,360)
                                                                                             ------------         ------------
Total                                                                                           4,481,703            3,504,995
                                                                                             ------------         ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                       85,346            1,953,312
                                                                                             ------------         ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                      (48,880,283)         (43,237,067)

NET ASSETS
   Beginning of period                                                                        230,462,014          273,699,081
                                                                                             ------------         ------------
   END OF PERIOD [INCLUDING ACCUMULATED NET INVESTMENT LOSS AND
     UNDISTRIBUTED NET INVESTMENT INCOME OF ($425,059) AND $0, RESPECTIVELY]                 $181,581,731         $230,462,014
                                                                                             ============         ============

                        See Notes to Financial Statements

Phoenix-Seneca Growth Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                          CLASS X
                                                     ------------------------------------------------------------------------------
                                                     SIX MONTHS                                SEVEN
                                                        ENDED        YEAR ENDED APRIL 30,      MONTHS      YEAR ENDED SEPTEMBER 30,
                                                      10/31/02       --------------------      ENDED       ------------------------
                                                     (UNAUDITED)      2002         2001       4/30/00        1999           1998
Net asset value, beginning of period                   $12.30        $14.66       $22.31       $19.92       $16.46         $16.43
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                            --(1)(6)    0.00(1)     (0.01)(1)    (0.01)(1)    (0.04)(1)       0.00(1)
   Net realized and unrealized gain (loss)              (2.55)        (2.31)       (3.36)        4.94         5.11           1.28
                                                       ------        ------       ------       ------       ------         ------
     TOTAL FROM INVESTMENT OPERATIONS                   (2.55)        (2.31)       (3.37)        4.93         5.07           1.28
                                                       ------        ------       ------       ------       ------         ------
LESS DISTRIBUTIONS
   Dividends from net investment income                    --            --           --           --           --          (0.02)
   Distributions from net realized gains                   --         (0.05)       (4.28)       (2.54)       (1.61)         (1.23)
                                                       ------        ------       ------       ------       ------         ------
     TOTAL DISTRIBUTIONS                                   --         (0.05)       (4.28)       (2.54)       (1.61)         (1.25)
                                                       ------        ------       ------       ------       ------         ------
Change in net asset value                               (2.55)        (2.36)       (7.65)        2.39         3.46           0.03
                                                       ------        ------       ------       ------       ------         ------
NET ASSET VALUE, END OF PERIOD                         $ 9.75        $12.30       $14.66       $22.31       $19.92         $16.46
                                                       ======        ======       ======       ======       ======         ======
Total return                                           (20.73)%(4)   (15.76)%     (16.22)%      25.04 %(4)   32.19 %         8.48 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                 $18,396       $21,786      $28,864      $40,174      $35,695        $30,713

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                    1.13 %(3)     1.04 %(5)    0.97 %(5)    1.06 %(3)    1.16 %         1.14%
   Net investment income (loss)                         (0.07)%(3)     0.03 %      (0.03)%      (0.05)%(3)   (0.20)%         0.02%
Portfolio turnover                                         43 %(4)      131 %        134 %         68 %(4)     169 %          166%

                                                                                          CLASS A
                                                     ------------------------------------------------------------------------------
                                                     SIX MONTHS                                SEVEN
                                                        ENDED        YEAR ENDED APRIL 30,      MONTHS      YEAR ENDED SEPTEMBER 30,
                                                      10/31/02       --------------------      ENDED       ------------------------
                                                     (UNAUDITED)      2002         2001       4/30/00        1999          1998
Net asset value, beginning of period                   $11.90        $14.22       $21.83       $19.57       $16.23        $16.28
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                         (0.02)(1)     (0.03)(1)    (0.05)(1)    (0.04)(1)    (0.09)(1)     (0.06)(1)
   Net realized and unrealized gain (loss)              (2.46)        (2.24)       (3.28)        4.84         5.04          1.24
                                                       ------        ------       ------       ------       ------        ------
     TOTAL FROM INVESTMENT OPERATIONS                   (2.48)        (2.27)       (3.33)        4.80         4.95          1.18
                                                       ------        ------       ------       ------       ------        ------
LESS DISTRIBUTIONS
   Distributions from net realized gains                   --         (0.05)       (4.28)       (2.54)       (1.61)        (1.23)
                                                       ------        ------       ------       ------       ------        ------
     TOTAL DISTRIBUTIONS                                   --         (0.05)       (4.28)       (2.54)       (1.61)        (1.23)
                                                       ------        ------       ------       ------       ------        ------
Change in net asset value                               (2.48)        (2.32)       (7.61)        2.26         3.34         (0.05)
                                                       ------        ------       ------       ------       ------        ------
NET ASSET VALUE, END OF PERIOD                         $ 9.42        $11.90       $14.22       $21.83       $19.57        $16.23
                                                       ======        ======       ======       ======       ======        ======
Total return(2)                                        (20.84)%(4)   (15.97)%     (16.42)%      24.81 %(4)   31.89 %        7.93 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                $134,359      $177,518     $215,736      $46,727      $31,001       $17,364

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                    1.38 %(3)     1.29 %(5)    1.22 %(5)    1.31 %(3)    1.44 %        1.55 %
   Net investment income (loss)                         (0.35)%(3)    (0.22)%      (0.29)%      (0.29)%(3)   (0.49)%       (0.36)%
Portfolio turnover                                         43 %(4)      131 %        134 %         68 %(4)     169 %         166 %

(1) Computed using average shares outstanding.
(2) Maximum sales charge is not reflected in the total return calculation.
(3) Annualized.
(4) Not annualized.
(5) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(6) Amount is less than $0.01.

                        See Notes to Financial Statements

Phoenix-Seneca Growth Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                         CLASS B
                                                    ------------------------------------------------------------------------------
                                                    SIX MONTHS                                SEVEN                    FROM
                                                       ENDED        YEAR ENDED APRIL 30,      MONTHS      YEAR       INCEPTION
                                                     10/31/02       --------------------      ENDED       ENDED      7/1/98 TO
                                                    (UNAUDITED)      2002         2001       4/30/00     9/30/99      9/30/98
Net asset value, beginning of period                  $11.36        $13.68       $21.34       $19.28      $16.19      $18.71
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                        (0.05)(1)     (0.12)(1)    (0.17)(1)    (0.17)(1)   (0.31)(1)   (0.04)
   Net realized and unrealized gain (loss)             (2.35)        (2.15)       (3.21)        4.77        5.01       (2.48)
                                                      ------        ------       ------       ------      ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                  (2.40)        (2.27)       (3.38)        4.60        4.70       (2.52)
                                                      ------        ------       ------       ------      ------      ------
LESS DISTRIBUTIONS
   Distributions from net realized gains                  --         (0.05)       (4.28)       (2.54)      (1.61)         --
                                                      ------        ------       ------       ------      ------      ------
     TOTAL DISTRIBUTIONS                                  --         (0.05)       (4.28)       (2.54)      (1.61)         --
                                                      ------        ------       ------       ------      ------      ------
Change in net asset value                              (2.40)        (2.32)       (7.66)        2.06        3.09       (2.52)
                                                      ------        ------       ------       ------      ------      ------
NET ASSET VALUE, END OF PERIOD                        $ 8.96        $11.36       $13.68       $21.34      $19.28      $16.19
                                                      ======        ======       ======       ======      ======      ======
Total return(2)                                       (21.13)%(4)   (16.60)%     (17.11)%      24.10 %(4)  30.31 %    (13.47)%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                $13,830       $17,397      $16,458      $10,431      $4,395        $519

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                   2.13 %(3)     2.04 %(7)    1.97 %(7)    2.42 %(3)   2.60 %(5)   2.60 %(3)(5)
   Net investment income (loss)                        (1.10)%(3)    (0.98)%      (1.03)%      (1.39)%(3)  (1.66)%     (1.12)%(3)
Portfolio turnover                                        43 %(4)      131 %        134 %         68 %(4)    169 %       166 %(4)

                                                                                         CLASS C
                                                    ------------------------------------------------------------------------------
                                                    SIX MONTHS                                SEVEN                    FROM
                                                       ENDED        YEAR ENDED APRIL 30,      MONTHS      YEAR       INCEPTION
                                                     10/31/02       --------------------      ENDED       ENDED      7/1/98 TO
                                                    (UNAUDITED)      2002         2001       4/30/00     9/30/99      9/30/98
Net asset value, beginning of period                  $11.33        $13.65       $21.29       $19.25      $16.18      $18.71
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                        (0.05)(1)     (0.12)(1)    (0.17)(1)    (0.19)(1)   (0.32)(1)   (0.06)
   Net realized and unrealized gain (loss)             (2.34)        (2.15)       (3.19)        4.77        5.00       (2.47)
                                                      ------        ------       ------       ------      ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                  (2.39)        (2.27)       (3.36)        4.58        4.68       (2.53)
                                                      ------        ------       ------       ------      ------      ------
LESS DISTRIBUTIONS
   Distributions from net realized gains                  --         (0.05)       (4.28)       (2.54)      (1.61)         --
                                                      ------        ------       ------       ------      ------      ------
     TOTAL DISTRIBUTIONS                                  --         (0.05)       (4.28)       (2.54)      (1.61)         --
                                                      ------        ------       ------       ------      ------      ------
Change in net asset value                              (2.39)        (2.32)       (7.64)        2.04        3.07       (2.53)
                                                      ------        ------       ------       ------      ------      ------
NET ASSET VALUE, END OF PERIOD                        $ 8.94        $11.33       $13.65       $21.29      $19.25      $16.18
                                                      ======        ======       ======       ======      ======      ======
Total return(2)                                       (21.09)%(4)   (16.64)%     (17.08)%      24.09 %(4)  30.20 %    (13.52)%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                $14,997       $13,761      $12,641       $9,939      $1,833        $126

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                   2.13 %(3)     2.04 %(7)    1.97 %(7)    2.51 %(3)   2.60 %(6)   2.60 %(3)(6)
   Net investment income (loss)                        (1.09)%(3)    (0.98)%      (1.02)%      (1.48)%(3)  (1.66)%     (1.39)%(3)
Portfolio turnover                                        43 %(4)      131 %        134 %         68 %(4)    169 %       166 %(4)

(1) Computed using average shares outstanding.
(2) Maximum sales charge is not reflected in the total return calculation.
(3) Annualized.
(4) Not annualized.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 3.46% and 12.48% for the periods ended September 30, 1999 and 1998, respectively.
(6) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 5.67% and 20.24% for the periods ended September 30, 1999 and 1998, respectively.
(7) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                        See Notes to Financial Statements

PHOENIX-SENECA STRATEGIC THEME FUND

                         INVESTMENTS AT OCTOBER 31, 2002
                                   (UNAUDITED)

                                                    SHARES           VALUE
                                                    -------      ------------
COMMON STOCKS--96.9%

AIR FREIGHT & COURIERS--3.0%
United Parcel Service, Inc. Class B ............     99,000      $  5,940,990

APPLICATION SOFTWARE--1.2%
Intuit, Inc.(b) ................................     48,330         2,509,294

BANKS--4.2%
Bank of America Corp. ..........................    121,220         8,461,156

BIOTECHNOLOGY--2.8%
Amgen, Inc.(b) .................................    121,560         5,659,834

BROADCASTING & CABLE TV--4.3%
Clear Channel Communications, Inc.(b) ..........    233,100         8,636,355

BUILDING PRODUCTS--3.1%
Masco Corp. ....................................    301,500         6,198,840

COMPUTER HARDWARE--6.2%
Dell Computer Corp.(b) .........................    278,880         7,978,757
International Business Machines Corp. ..........     55,600         4,389,064
                                                                 ------------
                                                                   12,367,821
                                                                 ------------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--2.4%
Deere & Co. ....................................    104,960         4,869,094

DEPARTMENT STORES--4.4%
Kohl's Corp.(b) ................................    152,470         8,911,871

DIVERSIFIED FINANCIAL SERVICES--11.0%
American Express Co. ...........................    183,060         6,657,892
Citigroup, Inc. ................................    218,566         8,076,014
Goldman Sachs Group, Inc. (The) ................    102,590         7,345,444
                                                                 ------------
                                                                   22,079,350
                                                                 ------------
HEALTH CARE EQUIPMENT--4.2%
Medtronic, Inc. ................................    190,100         8,516,480

HEALTH CARE FACILITIES--4.0%
HCA, Inc. ......................................    185,500         8,067,395

HOME IMPROVEMENT RETAIL--3.6%
Home Depot, Inc. (The) .........................    247,300         7,142,024


                                                    SHARES           VALUE
                                                    -------      ------------
HOUSEHOLD PRODUCTS--3.6%
Procter & Gamble Co. (The) .....................     82,500      $  7,297,125

INDUSTRIAL GASES--3.1%
Air Products and Chemicals, Inc. ...............    141,270         6,244,134

INDUSTRIAL MACHINERY--4.3%
Danaher Corp. ..................................    150,570         8,710,474

MANAGED HEALTH CARE--2.7%
WellPoint Health Networks, Inc.(b) .............     72,300         5,437,683

MOVIES & ENTERTAINMENT--2.5%
Walt Disney Co. (The) ..........................    298,200         4,979,940

PHARMACEUTICALS--4.0%
Forest Laboratories, Inc.(b) ...................     81,600         7,995,984

SEMICONDUCTORS--10.1%
Intel Corp. ....................................    454,840         7,868,732
Texas Instruments, Inc. ........................    363,980         5,772,723
Xilinx, Inc.(b) ................................    356,280         6,765,757
                                                                 ------------
                                                                   20,407,212
                                                                 ------------
SOFT DRINKS--3.7%
PepsiCo, Inc. ..................................    168,940         7,450,254

SYSTEMS SOFTWARE--5.1%
Microsoft Corp.(b) .............................    193,250        10,333,078

TELECOMMUNICATIONS EQUIPMENT--3.4%
QUALCOMM, Inc.(b) ..............................    195,250         6,740,030
-----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $217,458,640)                                    194,956,418
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--96.9%
(IDENTIFIED COST $217,458,640)                                    194,956,418
-----------------------------------------------------------------------------

                        See Notes to Financial Statements

Phoenix-Seneca Strategic Theme Fund

                                         STANDARD     PAR
                                         & POOR'S    VALUE
                                          RATING     (000)           VALUE
                                         --------    ------      ------------
SHORT-TERM OBLIGATIONS--1.9%

COMMERCIAL PAPER--1.9%
UBS Finance (DE), Inc. 1.89%, 11/1/02 ..    A-1+     $  755      $    755,000
Exxon Mobile Corp. 1.75%, 11/8/02 ......    A-1+      3,035         3,033,967
-----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $3,788,967)                                        3,788,967
-----------------------------------------------------------------------------
TOTAL INVESTMENTS--98.8%
(IDENTIFIED COST $221,247,607)                                    198,745,385(a)

Other assets and liabilities, net--1.2%                             2,357,134
                                                                 ------------
NET ASSETS--100.0%                                               $201,102,519
                                                                 ============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $8,946,646 and gross depreciation of $31,641,411 for federal income tax purposes. At October 31, 2002, the aggregate cost of securities for federal income tax purposes was $221,440,151.
(b) Non-income producing.

                        See Notes to Financial Statements

Phoenix-Seneca Strategic Theme Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2002
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $221,247,607)                                 $198,745,385
Cash                                                                       282
Receivables
   Investment securities sold                                        5,343,846
   Dividends                                                           191,108
   Fund shares sold                                                      5,850
   Receivable from adviser                                               1,832
Prepaid expenses                                                         4,537
                                                                  ------------
     Total assets                                                  204,292,840
                                                                  ------------
LIABILITIES
Payables
   Investment securities purchased                                   2,494,559
   Fund shares repurchased                                             225,612
   Investment advisory fee                                             189,335
   Transfer agent fee                                                  125,871
   Distribution fee                                                     66,328
   Financial agent fee                                                  17,213
   Trustees' fee                                                         5,436
Accrued expenses                                                        65,967
                                                                  ------------
     Total liabilities                                               3,190,321
                                                                  ------------
NET ASSETS                                                        $201,102,519
                                                                  ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $497,399,768
Accumulated net investment loss                                     (1,365,027)
Accumulated net realized loss                                     (272,430,000)
Net unrealized depreciation                                        (22,502,222)
                                                                  ------------
NET ASSETS                                                        $201,102,519
                                                                  ============

CLASS A
Shares of beneficial interest outstanding,
   no par value, unlimited authorization
   (Net Assets $162,574,886)                                        24,102,985
Net asset value per share                                                $6.75
Offering price per share $6.75/1-5.75%)                                  $7.16

CLASS B
Shares of beneficial interest outstanding,
   no par value, unlimited authorization
   (Net Assets $35,201,408)                                          5,612,778
Net asset value per share and offering per share                         $6.27

CLASS C
Shares of beneficial interest outstanding,
   no par value, unlimited authorization
   (Net Assets $3,326,225)                                             529,861
Net asset value per share and offering per share                         $6.28


                             STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED OCTOBER 31, 2002
                                   (UNAUDITED)


INVESTMENT INCOME
Dividends                                                          $    684,186
Interest                                                                 50,262
Foreign taxes withheld                                                  (24,092)
                                                                   ------------
     Total investment income                                            710,356
                                                                   ------------
EXPENSES
Investment advisory fee                                                 903,181
Distribution fee, Class A                                               240,575
Distribution fee, Class B                                               221,364
Distribution fee, Class C                                                20,577
Financial agent fee                                                     113,764
Transfer agent                                                          469,655
Printing                                                                 34,960
Registration                                                             22,280
Professional                                                             15,391
Trustees                                                                 13,858
Custodian                                                                10,406
Miscellaneous                                                             9,372
                                                                   ------------
     Total expenses                                                   2,075,383
                                                                   ------------
NET INVESTMENT LOSS                                                  (1,365,027)
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                     (61,773,540)
Net change in unrealized appreciation (depreciation) on
   investments                                                      (14,268,763)
                                                                   ------------
NET LOSS ON INVESTMENTS                                             (76,042,303)
                                                                   ------------
NET DECREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                                      $(77,407,330)
                                                                   ============

                        See Notes to Financial Statements

Phoenix-Seneca Strategic Theme Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                              Six Months
                                                                                                 Ended
                                                                                               10/31/02             Year Ended
                                                                                              (Unaudited)            4/30/02
                                                                                             -------------        -------------
FROM OPERATIONS
   Net investment income (loss)                                                              $  (1,365,027)       $  (4,067,228)
   Net realized gain (loss)                                                                    (61,773,540)        (130,345,616)
   Net change in unrealized appreciation (depreciation)                                        (14,268,763)         (20,265,267)
                                                                                             -------------        -------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                 (77,407,330)        (154,678,111)
                                                                                             -------------        -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net realized short-term gains, Class A                                                               --           (1,174,449)
   Net realized short-term gains, Class B                                                               --             (310,332)
   Net realized short-term gains, Class C                                                               --              (27,684)
                                                                                             -------------        -------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                            --           (1,512,465)
                                                                                             -------------        -------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (508,067 and 1,763,040 shares, respectively)                    3,691,040           18,328,056
   Net asset value of shares issued from reinvestment of distributions
     (0 and 113,353 shares, respectively)                                                               --            1,123,228
   Cost of shares repurchased (3,999,747 and 6,243,291 shares, respectively)                   (29,748,152)         (63,311,091)
                                                                                             -------------        -------------
Total                                                                                          (26,057,112)         (43,859,807)
                                                                                             -------------        -------------
CLASS B
   Proceeds from sales of shares (129,919 and 725,071 shares, respectively)                        893,823            7,653,635
   Net asset value of shares issued from reinvestment of distributions
     (0 and 31,788 shares, respectively)                                                                --              294,676
   Cost of shares repurchased (1,573,752 and 2,484,271 shares, respectively)                   (10,810,062)         (24,306,491)
                                                                                             -------------        -------------
Total                                                                                           (9,916,239)         (16,358,180)
                                                                                             -------------        -------------
CLASS C
   Proceeds from sales of shares (28,147 and 176,084 shares, respectively)                         197,200            1,740,052
   Net asset value of shares issued from reinvestment of distributions
     (0 and 2,814 shares, respectively)                                                                 --               26,117
   Cost of shares repurchased (147,833 and 152,292 shares, respectively)                        (1,033,459)          (1,420,277)
                                                                                             -------------        -------------
Total                                                                                             (836,259)             345,892
                                                                                             -------------        -------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                   (36,809,610)         (59,872,095)
                                                                                             -------------        -------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                      (114,216,940)        (216,062,671)

NET ASSETS
   Beginning of period                                                                         315,319,459          531,382,130
                                                                                             -------------        -------------
   END OF PERIOD [INCLUDING ACCUMULATED NET INVESTMENT LOSS AND
     UNDISTRIBUTED NET INVESTMENT INCOME OF ($1,365,027) AND $0, RESPECTIVELY]               $ 201,102,519        $ 315,319,459
                                                                                             =============        =============

                        See Notes to Financial Statements

Phoenix-Seneca Strategic Theme Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                      CLASS A
                                                       ------------------------------------------------------------------------
                                                       SIX MONTHS
                                                          ENDED                           YEAR ENDED APRIL 30,
                                                        10/31/02      ---------------------------------------------------------
                                                       (UNAUDITED)     2002       2001         2000        1999         1998
Net asset value, beginning of period                     $ 9.06       $13.02     $22.62       $18.22      $13.70       $12.03
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                        (0.04)       (0.09)     (0.15)       (0.16)      (0.11)       (0.04)
   Net realized and unrealized gain (loss)                (2.27)       (3.83)     (6.10)        8.69        6.03         4.03
                                                         ------       ------     ------       ------      ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                     (2.31)       (3.92)     (6.25)        8.53        5.92         3.99
                                                         ------       ------     ------       ------      ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income                      --           --         --           --          --        (0.03)
   Distributions from net realized gains                     --        (0.04)     (3.35)       (4.13)      (1.40)       (2.29)
                                                         ------       ------     ------       ------      ------       ------
     TOTAL DISTRIBUTIONS                                     --        (0.04)     (3.35)       (4.13)      (1.40)       (2.32)
                                                         ------       ------     ------       ------      ------       ------
Change in net asset value                                 (2.31)       (3.96)     (9.60)        4.40        4.52         1.67
                                                         ------       ------     ------       ------      ------       ------
NET ASSET VALUE, END OF PERIOD                           $ 6.75        $9.06     $13.02       $22.62      $18.22       $13.70
                                                         ======       ======     ======       ======      ======       ======
Total return(1)                                          (25.50)%(5)  (30.13)%   (27.94)%      53.26 %     44.91 %      36.22 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                  $162,575     $250,131   $416,159     $620,919    $107,871      $89,884

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                      1.57 %(4)    1.39 %(3)  1.30 %(3)    1.29 %(3)   1.38 %(3)    1.33 %
   Net investment income (loss)                           (0.98)%(4)   (0.87)%    (0.81)%      (0.77)%     (0.72)%      (0.26)%
Portfolio turnover                                           64 %(5)     147 %      129 %        157 %       205 %        618 %

                                                                                      CLASS B
                                                       ------------------------------------------------------------------------
                                                       SIX MONTHS
                                                          ENDED                           YEAR ENDED APRIL 30,
                                                        10/31/02      ---------------------------------------------------------
                                                       (UNAUDITED)     2002       2001         2000        1999         1998
Net asset value, beginning of period                     $ 8.46       $12.25     $21.70       $17.75      $13.46       $11.91
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                        (0.06)       (0.16)     (0.27)       (0.28)      (0.22)       (0.14)
   Net realized and unrealized gain (loss)                (2.13)       (3.59)     (5.83)        8.36        5.91         3.98
                                                         ------       ------     ------       ------      ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                     (2.19)       (3.75)     (6.10)        8.08        5.69         3.84
                                                         ------       ------     ------       ------      ------       ------
LESS DISTRIBUTIONS
   Distributions from net realized gains                     --        (0.04)     (3.35)       (4.13)      (1.40)       (2.29)
                                                         ------       ------     ------       ------      ------       ------
     TOTAL DISTRIBUTIONS                                     --        (0.04)     (3.35)       (4.13)      (1.40)       (2.29)
                                                         ------       ------     ------       ------      ------       ------
Change in net asset value                                 (2.19)       (3.79)     (9.45)        3.95        4.29         1.55
                                                         ------       ------     ------       ------      ------       ------
NET ASSET VALUE, END OF PERIOD                           $ 6.27       $ 8.46     $12.25       $21.70      $17.75       $13.46
                                                         ======       ======     ======       ======      ======       ======
Total return(1)                                          (25.89)%(5)  (30.64)%   (28.48)%      52.03 %     43.98 %      35.18 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $35,201      $59,690   $107,589     $157,169     $84,698      $66,107

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                      2.32 %(4)    2.14 %(3)  2.05 %(3)    2.04 %(3)   2.13 %(3)    2.08 %
   Net investment income (loss)                           (1.74)%(4)   (1.62)%    (1.56)%      (1.47)%     (1.48)%      (1.02)%
Portfolio turnover                                           64 %(5)     147 %      129 %        157 %       205 %        618 %

(1) Maximum sales charge is not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(4) Annualized.
(5) Not annualized.

                        See Notes to Financial Statements

Phoenix-Seneca Strategic Theme Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                          CLASS C
                                                       ---------------------------------------------------------------------------
                                                       SIX MONTHS                                                     FROM
                                                          ENDED                    YEAR ENDED APRIL 30,             INCEPTION
                                                        10/31/02      ----------------------------------------      11/3/97 TO
                                                       (UNAUDITED)     2002        2001       2000       1999        4/30/98
Net asset value, beginning of period                     $ 8.47       $12.26      $21.71     $17.75     $13.47       $14.93
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(4)                        (0.06)       (0.16)      (0.25)     (0.29)     (0.22)       (0.05)
   Net realized and unrealized gain (loss)                (2.13)       (3.59)      (5.85)      8.38       5.90         0.88
                                                         ------       ------      ------     ------     ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                     (2.19)       (3.75)      (6.10)      8.09       5.68         0.83
                                                         ------       ------      ------     ------     ------       ------
LESS DISTRIBUTIONS
   Distributions from net realized gains                     --        (0.04)      (3.35)     (4.13)     (1.40)       (2.29)
                                                         ------       ------      ------     ------     ------       ------
     TOTAL DISTRIBUTIONS                                     --        (0.04)      (3.35)     (4.13)     (1.40)       (2.29)
                                                         ------       ------      ------     ------     ------       ------
Change in net asset value                                 (2.19)       (3.79)      (9.45)      3.96       4.28        (1.46)
                                                         ------       ------      ------     ------     ------       ------
NET ASSET VALUE, END OF PERIOD                           $ 6.28       $ 8.47      $12.26     $21.71     $17.75       $13.47
                                                         ======       ======      ======     ======     ======       ======
Total return(1)                                          (25.86)%(3)  (30.61)%    (28.46)%    52.09 %    43.87 %       7.92 %(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                    $3,326       $5,499      $7,634     $5,156       $682         $267

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                      2.32 %(2)    2.14 %(5)   2.05 %(5)  2.04 %(5)  2.13 %(5)    2.08 %(2)
   Net investment income (loss)                           (1.73)%(2)   (1.61)%     (1.53)%    (1.53)%    (1.47)%      (0.87)%(2)
Portfolio turnover                                           64 %(3)     147 %       129 %      157 %      205 %        618 %(3)

(1) Maximum sales charge is not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.
(4) Computed using average shares outstanding.
(5) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                        See Notes to Financial Statements

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2002 (UNAUDITED)


1. SIGNIFICANT ACCOUNTING POLICIES

   Phoenix Strategic Equity Series Fund (the "Trust") is organized as a Delaware business trust, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Growth Fund is a diversified Fund and seeks to achieve long-term growth of capital. The Strategic Theme Fund is a diversified Fund and seeks long-term appreciation of capital.

   Each Fund offers Class A, Class B and Class C shares. The Growth Fund also offers Class X shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. Class X shares have no sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Fund are borne pro rata by the holders of all classes of shares, except that each class bears distribution expenses unique to that class.

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.


A. SECURITY VALUATION:

   Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.


B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Realized gains and losses are determined on the identified cost basis.


C. INCOME TAXES:

   Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under
Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.


D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of nontaxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.


E. FOREIGN CURRENCY TRANSLATION:

   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.


F. EXPENSES:

   Expenses incurred by the Trust with respect to the Funds are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.


G. OPTIONS:

   The Trust may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

   The Trust will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2002 (UNAUDITED) (CONTINUED)


in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

   The Trust may purchase options which are included in the Trust's Schedules of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid. As of October 31, 2002, there were no options outstanding.


2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

   As compensation for its services to the Trust, the Adviser, Phoenix Investment Counsel, Inc. ("PIC"), an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund.

                                         1st $1      $1-2         $2+
Fund                                     Billion    Billion     Billion
----                                     -------    -------     -------
Growth Fund ...........................   0.70%      0.65%       0.60%
Strategic Theme Fund ..................   0.75%      0.70%       0.65%

   Seneca Capital Management LLC ("Seneca") serves as subadviser to PIC for the Growth Fund and Strategic Theme Fund. For its services, Seneca is paid a fee by PIC ranging from 0.35% to 0.20% of the average daily net assets of the Growth Fund and 0.375% to 0.10% of the average daily net assets of the Strategic Theme Fund. A majority of the equity interests of Seneca are owned by Phoenix Investment Partners Ltd. ("PXP"), an indirect wholly-owned subsidiary of PNX.

   As Distributor of the Trust's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Trust that it retained net selling commissions of $34,282 for Class A shares and deferred sales charges of $67,507 for Class B shares and $3,058 for Class C shares, for the six months ended October 31, 2002. In addition, each Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of each Fund. There are no distribution fees for Class X. The Distributor has advised the Trust that of the total amount expensed for the six months ended October 31, 2002, $350,335 was retained by the Distributor, $417,094 was earned by unaffiliated participants and $44,397 was paid to W.S. Griffith Securities, Inc., an indirect subsidiary of PNX.

   For the six months ended October 31, 2002, the Trust paid PXP Securities Corp., an indirect subsidiary of PNX, brokerage commissions of $91,192 in connection with portfolio transactions effected by it.

   As Financial Agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC, Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of subagent's performance. For the six months ended October 31, 2002, financial agent fees were $216,654 of which PEPCO received $45,988. The current fee schedule of PFPC, Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of the Trust. Certain minimum fees and fee waivers may apply.

   PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended October 31, 2002, transfer agent fees were $692,465 of which PEPCO retained $262,163.

   At October 31, 2002, PNX and its affiliates held shares of the Trust as follows:
                                                                    Aggregate
                                                                    Net Asset
                                                          Shares      Value
                                                          -------   ---------
Growth Fund--Class X ..................................     2,308    $ 22,503
Growth Fund--Class A ..................................     2,413      22,730
Growth Fund--Class B ..................................    17,703     158,623
Growth Fund--Class C ..................................     8,706      77,834


3. PURCHASE AND SALE OF SECURITIES

   Purchases and sales of securities (excluding short-term securities and options) for the six months ended October 31, 2002, aggregated the following:

                                                     Purchases        Sales
                                                   ------------    ------------
Growth Fund .....................................  $ 94,722,287    $ 82,997,484
Strategic Theme Fund ............................   151,817,598     181,473,166

   There were no purchases or sales of long-term U.S. Government securities.


4. ASSET CONCENTRATIONS

   The Trust may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact to the Trust, positive or negative, than if the Trust did not concentrate its investments in such sectors.


5. FEDERAL INCOME TAX INFORMATION

   The funds have capital loss carryovers which may be used to offset future capital gains, as follows:
                                                               Expiration Year
                                                                     2010
                                                               ---------------
Growth Fund .................................................   $  50,273,807
Strategic Theme Fund ........................................     200,938,063


This report is not authorized for distribution to prospective investors in the Phoenix Strategic Equity Series Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

FUND MANAGEMENT

     Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.

                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                  NUMBER OF
                                                PORTFOLIOS IN
                                                FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
    NAME, (AGE), AND             LENGTH OF       OVERSEEN BY                          DURING PAST 5 YEARS AND
         ADDRESS                TIME SERVED        TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  Robert Chesek (68)            Served since          28          Currently retired.
                                1993.
------------------------------------------------------------------------------------------------------------------------------------
  E. Virgil Conway (73)         Served since          38          Chairman, Rittenhouse Advisors, LLC (consulting firm) since 2001.
  Rittenhouse Advisors, LLC     1988.                             Trustee/Director, Realty Foundation of New York (1972-present),
  101 Park Avenue                                                 Pace University (1978-present), New York Housing Partnership
  New York, NY 10178                                              Development Corp. (Chairman) (1981-present), Greater New York
                                                                  Councils, Boy Scouts of America (1985-present), Academy of
                                                                  Political Science (Vice Chairman) (1985-present), Urstadt Biddle
                                                                  Property Corp. (1989-present), The Harlem Youth Development
                                                                  Foundation (1998-present). Chairman, Metropolitan Transportation
                                                                  Authority (1992-2001). Director, Trism, Inc. (1994-2001),
                                                                  Consolidated Edison Company of New York, Inc. (1970-2002),
                                                                  Atlantic Mutual Insurance Company (1974-2002), Centennial
                                                                  Insurance Company (1974-2002), Josiah Macy, Jr., Foundation
                                                                  (1975-2002), Union Pacific Corp. (1978-2002), BlackRock Freddie
                                                                  Mac Mortgage Securities Fund (Advisory Director) (1990-2002),
                                                                  Accuhealth (1994-2002).

------------------------------------------------------------------------------------------------------------------------------------
  Harry Dalzell-Payne (73)      Served since          38          Currently retired.
  The Flat, Elmore Court         1988.
  Elmore, GL05, GL2 3NT
  U.K.
------------------------------------------------------------------------------------------------------------------------------------
  Francis E. Jeffries (72)      Served since          31          Director, The Empire District Electric Company (1984-present).
  8477 Bay Colony Dr. #902      1995.                             Director (1989-1997), Chairman of the Board (1993-1997), Phoenix
  Naples, FL 34108                                                Investment Partners, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
  Leroy Keith, Jr. (63)         Served since          28          Partner, Stonington Partners, Inc. (private equity fund) since
  Stonington Partners, Inc.     1993.                             2001. Chairman (1995 to 2000) and Chief Executive Officer
  736 Market Street, Ste. 1430                                    (1995-1998), Carson Products Company (cosmetics).
  Chattanooga, TN 37402                                           Director/Trustee, Evergreen Funds (6 portfolios).
------------------------------------------------------------------------------------------------------------------------------------
  Geraldine M. McNamara (51)    Served since          36          Managing Director, U.S. Trust Company of New York (private bank)
  United States Trust           2001.                             (1982- present).
  Company of NY
  114 West 47th Street
  New York, NY 10036
------------------------------------------------------------------------------------------------------------------------------------

                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                  NUMBER OF
                                                PORTFOLIOS IN
                                                FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
    NAME, (AGE), AND             LENGTH OF       OVERSEEN BY                          DURING PAST 5 YEARS AND
         ADDRESS                TIME SERVED        TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  Everett L. Morris (74)        Served since          38          Vice President, W.H. Reaves and Company (investment management)
  W.H. Reaves and Company       1995.                             (1993-present).
  10 Exchange Place
  Jersey City, NJ 07302
------------------------------------------------------------------------------------------------------------------------------------
  Richard E. Segerson (56)      Served since          28          Managing Director, Northway Management Company (1998-present).
  Northway Management Company   1988.                             Managing Director, Mullin Associates (1993-1998).
  164 Mason Street
  Greenwich, CT 06830
------------------------------------------------------------------------------------------------------------------------------------
  Lowell P. Weicker, Jr. (71)   Served since                      Director, UST Inc. (1995-present), HPSC Inc. (1995-present),
  200 Duke Street               1995.                 28          Compuware (1996-present) and WWF, Inc. (2000-present). President,
  Alexandria, VA 22314                                            The Trust for America's Health (non-profit) (2001-present).
                                                                  Director, Duty Free International, Inc. (1997-1998).
------------------------------------------------------------------------------------------------------------------------------------

                               INTERESTED TRUSTEES

     Each of the individuals listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

------------------------------------------------------------------------------------------------------------------------------------
                                                  NUMBER OF
                                                PORTFOLIOS IN
  NAME, (AGE), ADDRESS                          FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
  AND POSITION(S) WITH           LENGTH OF       OVERSEEN BY                          DURING PAST 5 YEARS AND
         TRUST                  TIME SERVED        TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
 *Marilyn E. LaMarche (68)      Served since          28          Limited Managing Director, Lazard Freres & Co. LLC (1983-present).
  Lazard Freres & Co. LLC       2002.                             Director, The Phoenix Companies, Inc. (2001-present) and Phoenix
  30 Rockefeller Plaza,                                           Life Insurance Company (1989-present).
  59th Floor
  New York, NY 10020
------------------------------------------------------------------------------------------------------------------------------------
**Philip R. McLoughlin (56)     Served since          49          Director, PXRE Corporation (Delaware) (1985-present), World Trust
                                1993.                             Fund (1991-present). Chairman (1997-2002), Director (1995-2002),
  Chairman and President                                          Vice Chairman (1995-1997) and Chief Executive Officer (1995-2002),
                                                                  Phoenix Investment Partners, Ltd. Director, Executive Vice
                                                                  President and Chief Investment Officer, The Phoenix Companies,
                                                                  Inc. (2001-2002). Director (1994-2002) and Executive Vice
                                                                  President, Investments (1988-2002), Phoenix Life Insurance
                                                                  Company. Director (1983-2002) and Chairman (1995-2002), Phoenix
                                                                  Investment Counsel, Inc. Director (1984-2002) and President
                                                                  (1990-2000), Phoenix Equity Planning Corporation. Chairman and
                                                                  Chief Executive Officer, Phoenix/Zweig Advisers LLC (1999-2002).
                                                                  Director and President, Phoenix Investment Management Company
                                                                  (2001-2002). Director and Executive Vice President, Phoenix Life
                                                                  and Annuity Company (1996-2002). Director and Executive Vice
                                                                  President, PHL Variable Insurance Company (1995-2002). Director,
                                                                  Phoenix National Trust Company (1996-2002). Director and Vice
                                                                  President, PM Holdings, Inc. (1985-2002). Director, PHL
                                                                  Associates, Inc. (1995-2002). Director (1992-2002) and President
                                                                  (1992-1994), WS Griffith Securities, Inc.
------------------------------------------------------------------------------------------------------------------------------------
***James M. Oates (56)          Served since          28          Chairman, IBEX Capital Markets Inc. (financial services)
   IBEX Capital Markets, Inc.   1993.                             (1997-present). Managing Director, Wydown Group (consulting firm)
   60 State Street, Ste. 950                                      (1994-present). Director, Investors Financial Service Corporation
   Boston, MA 02109                                               (1995-present), Investors Bank & Trust Corporation (1995-present),
                                                                  Plymouth Rubber Co. (1995-present), Stifel Financial
                                                                  (1996-present), Connecticut River Bancorp (1998-present),
                                                                  Connecticut River Bank (1998-present), 1Mind, Inc. (1999-present)
                                                                  and 1Mind.com (2000-present). Director and Treasurer, Endowment for Health, Inc. (2000-present). Chairman, Emerson Investment
                                                                  Management, Inc. (2000-present). Member, Chief Executives
                                                                  Organization (1996-present). Vice Chairman, Massachusetts Housing
                                                                  Partnership (1998-1999). Director, Blue Cross and Blue Shield of
                                                                  New Hampshire (1994-1999), AIB Govett Funds (1991-2000) and
                                                                  Command Systems, Inc. (1998-2000). Director, Phoenix Investment
                                                                  Partners, Ltd. (1995-2001).
------------------------------------------------------------------------------------------------------------------------------------

  * Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her position as Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.

 ** Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his position with
    Phoenix Investment Partners, Ltd., and its affiliates.

*** Mr. Oates is being treated as an Interested Trustee due to certain relationships existing among Mr. Oates, IBEX Capital Markets,
    Inc. and Phoenix and certain of its affiliates.

                                             OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                 POSITION(S) HELD WITH
    NAME, (AGE), AND              TRUST AND LENGTH OF                                  PRINCIPAL OCCUPATION(S)
         ADDRESS                      TIME SERVED                                        DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
  William R. Moyer (58)         Executive Vice President          Executive Vice President and Chief Financial Officer
                                since 1993.                       (1999-present), Senior Vice President and Chief Financial Officer
                                                                  (1995-1999), Phoenix Investment Partners, Ltd. Director
                                                                  (1998-present), Senior Vice President, Finance (1990-present),
                                                                  Chief Financial Officer (1996-present), and Treasurer
                                                                  (1998-present), Phoenix Equity Planning Corporation. Director
                                                                  (1998-present), Senior Vice President (1990-present), Chief
                                                                  Financial Officer (1996-present) and Treasurer (1994-present),
                                                                  Phoenix Investment Counsel, Inc. Senior Vice President and Chief
                                                                  Financial Officer, Duff & Phelps Investment Management Co.
                                                                  (1996-present). Vice President, Phoenix Fund Complex
                                                                  (1990-present).
------------------------------------------------------------------------------------------------------------------------------------
  John F. Sharry (50)           Executive Vice President          President, Private Client Group (1999-present), Executive Vice
                                since 1998.                       President, Retail Division (1997-1999), Phoenix Investment
                                                                  Partners, Ltd. President, Private Client Group, Phoenix Equity
                                                                  Planning Corporation (2000-present). Executive Vice President,
                                                                  Phoenix Fund Complex (1998-present).
------------------------------------------------------------------------------------------------------------------------------------
  Robert S. Driessen (54)       Vice President since 1999.        Vice President and Compliance Officer, Phoenix Investment
                                                                  Partners, Ltd. (1999-present) and Phoenix Investment Counsel, Inc.
                                                                  (1999-present). Vice President, Phoenix Fund Complex
                                                                  (1999-present). Compliance Officer (2000-present) and Associate
                                                                  Compliance Officer (1999), PXP Securities Corp. Vice President,
                                                                  Risk Management Liaison, Bank of America (1996-1999). Vice
                                                                  President, Securities Compliance, The Prudential Insurance Company
                                                                  of America (1993-1996). Branch Chief/Financial Analyst, Securities
                                                                  and Exchange Commission, Division of Investment Management
                                                                  (1972-1993).
------------------------------------------------------------------------------------------------------------------------------------
  Nancy G. Curtiss (50)         Treasurer since 1994.             Vice President, Fund Accounting (1994-present) and Treasurer
                                                                  (1996-present), Phoenix Equity Planning Corporation. Treasurer,
                                                                  Phoenix Fund Complex (1994-present).
------------------------------------------------------------------------------------------------------------------------------------
  Richard J. Wirth (44)         Secretary since 2002.             Vice President and Insurance and Investment Products Counsel
  One American Row                                                (2002-present), Counsel (1993-2002), Phoenix Life Insurance
  Hartford, CT 06102                                              Company.
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX STRATEGIC EQUITY SERIES FUND

101 Munson Street
Greenfield, Massachusetts 01301

TRUSTEES
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin
Geraldine M. McNamara
Everett L. Morris
James M. Oates
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, President
William R. Moyer, Executive Vice President
John F. Sharry, Executive Vice President
Robert S. Driessen, Vice President
Nancy G. Curtiss, Treasurer
Richard J. Wirth, Secretary

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110

HOW TO CONTACT US
Mutual Fund Services            1-800-243-1574
Advisor Consulting Group        1-800-243-4361
Text Telephone                  1-800-243-1926
Web site                        WWW.PHOENIXINVESTMENTS.COM


--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

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

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

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

                                                                ---------------
                                                                   PRESORTED
                                                                    STANDARD
                                                                  U.S. POSTAGE
                                                                      PAID
                                                                 Louisville, KY
                                                                Permit No. 1051
                                                                ---------------

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480


(LOGO)
PHOENIX
INVESTMENT PARTNERS, LTD.
[GRAPHIC OMITTED]

For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or PHOENIXINVESTMENTS.COM.


E-DELIVERY
OF YOUR FUND
COMMUNICATIONS
NOW AVAILABLE!

TO SIGN UP, GO TO
THE INDIVIDUAL
INVESTORS AREA AT
PHOENIXINVESTMENTS.COM
AND LOG IN. SELECT AN
ACCOUNT, THEN CLICK THE
"E-DELIVERY" BUTTON.

PXP 679 (12/02)